Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,287,704	$ 343,396	$ 372,924	$ 887,745
General and administrative expenses - related party	60,000	60,000	20,000	240,000
Franchise tax expenses	50,000	50,000	152,195	215,408
Loss from operations	(1,397,704)	(453,396)	(545,119)	(1,343,153)
Income from investments held in Trust Account	3,123,892	27,607	895	4,187,504
Net income (loss) before income taxes	1,726,188	(425,789)	(544,224)	2,844,351
Income tax expense	(424,739)			(802,367)
Net income (loss)	$ 1,301,449	$ (425,789)	$ (544,224)	$ 2,041,984
Class A Common Stock
Weighted average shares outstanding, basic (in Shares)	28,750,000	28,750,000	1,822,183	28,750,000
Basic net income (loss) per share (in Dollars per share)	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06
Class B Common Stock
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500	6,309,419	7,187,500
Basic net income (loss) per share (in Dollars per share)	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06